Investment Risks	Jun. 17, 2026
360 ONE India Conviction ETF | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The values of equity securities in the Fund will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time due to general market conditions that are not specifically related to a particular company, such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious disease, or other public issues or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

360 ONE India Conviction ETF | India Market Risks
Prospectus [Line Items]
Risk [Text Block]

India Market Risks. Investments in India can be considered speculative and therefore may offer higher potential for losses. Political and economic structures in India generally lack the social, political and economic stability of more developed nations. Share prices of Indian companies tend to be volatile, can be subject to currency exchange fluctuations and can lack liquidity. Like other stock exchanges in other countries, Indian stock exchanges may experience problems that could affect the market price and liquidity of the securities of Indian companies. These problems may include capital controls, trading halts, restrictions on bringing back funds from India. Such problems may impact the Fund’s ability to fair value securities, meet redemptions, and settle the purchase and sale of such securities.

The risk of loss may be increased because Indian issuers are subject to different accounting, auditing and financial reporting standards and practices than what are applicable in the United States. There is also a difference in level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets.

360 ONE India Conviction ETF | Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Investing in securities denominated in a foreign currency entails the risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. Currency risk includes both the risk that currencies in which the Fund’s investments are traded, or currencies in which the Fund has taken an active investment position, will decline in value relative to the U.S dollar.

360 ONE India Conviction ETF | Authorized Participant Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business, reduce their role or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s Shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting.

360 ONE India Conviction ETF | Cash Transactions Risk
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk. The Fund may effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.

360 ONE India Conviction ETF | Fluctuation in Net Asset Value
Prospectus [Line Items]
Risk [Text Block]

Fluctuation in Net Asset Value. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on NYSE Arca, Inc. (the “Exchange”). The Adviser cannot predict whether the Shares will trade below, at, or above their NAV.

360 ONE India Conviction ETF | Geographic Risk
Prospectus [Line Items]
Risk [Text Block]

Geographic Risk. Investing in India involves geopolitical risks that may materially affect the Fund's performance. Regional tensions with neighboring countries, domestic political transitions including general elections, and associated policy uncertainties may destabilize financial markets and adversely impact the value of the Fund's investments. The Indian Rupee is further subject to volatility driven by geopolitical developments and global risk sentiment, which may reduce USD-equivalent returns independently of underlying portfolio performance. There can be no assurance that these risks will not materially and adversely affect the Fund

360 ONE India Conviction ETF | India Tax Risks
Prospectus [Line Items]
Risk [Text Block]

India Tax Risks. Since the Fund is expected to invest in Indian equities, directly or indirectly, it will be subject to applicable taxation laws in India. The potential tax liability in India will vary based on several factors including most significantly capital gains. The taxability of income/gains in India may impact the return of investors in the Fund. Further, any changes in law or interpretation in India may have an impact on the performance of the Fund.

360 ONE India Conviction ETF | Limited Number of Holdings Risk
Prospectus [Line Items]
Risk [Text Block]

Limited Number of Holdings Risk. The Fund may invest in a limited number of companies. As a result, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies. In addition, the Fund’s performance may be more volatile than a fund that invests in a larger number of companies.

360 ONE India Conviction ETF | Loss of FPI Registration
Prospectus [Line Items]
Risk [Text Block]

Loss of FPI Registration. Investment by the Fund in India is dependent on the registration of the Fund as an FPI. In the event that this registration is terminated, the Fund might be required to liquidate its positions in Indian securities at an inopportune time or upon disadvantageous terms.

Any investigations of, or actions against, the Fund or any of their shareholders initiated by the SEBI or any other Indian regulatory authority may impose a ban of the investment and trading activities of the Fund.

Additionally, SEBI has issued the SEBI (Foreign Portfolio Investors) Regulations 2019, as may be amended from time to time, and the Master Circular for Foreign Portfolio Investors, Designated Depository Participants and Eligible Foreign Investors, both of which include guidelines on eligibility norms and know your customer (“KYC”) guidelines with respect to FPIs. Failure to comply with the guidelines may lead to a loss of FPI registration for the Fund.

360 ONE India Conviction ETF | Market Maker Risk
Prospectus [Line Items]
Risk [Text Block]

Market Maker Risk. Decisions by market makers or authorized participants to reduce their role or “step away” from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s NAV, which could result in the Fund’s Shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s Shares are trading on the Exchange, which could result in a decrease in value of the Fund’s Shares.

360 ONE India Conviction ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.

360 ONE India Conviction ETF | Non-U.S. Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

360 ONE India Conviction ETF | Small-, Mid-, and Large-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Small-, Mid-, and Large-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid. With respect to the Fund’s investments in large-capitalization companies, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

360 ONE India Conviction ETF | Trading Issues Risk
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

360 ONE India Conviction ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
360 ONE India Conviction ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a “diversified fund”. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund Shares than would occur in a diversified fund.

360 ONE India Select ETF | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The values of equity securities in the Fund will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time due to general market conditions that are not specifically related to a particular company, such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious disease, or other public issues or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

360 ONE India Select ETF | India Market Risks
Prospectus [Line Items]
Risk [Text Block]

India Market Risks. Investments in India can be considered speculative, and therefore may offer higher potential for losses. Political and economic structures in India generally lack the social, political and economic stability of more developed nations. Share prices of Indian companies tend to be volatile, can be subject to currency exchange fluctuations and can lack liquidity. Like other stock exchanges in other countries, Indian stock exchanges may experience problems that could affect the market price and liquidity of the securities of Indian companies. These problems may include capital controls, trading halts, restrictions on bringing back funds from India. Such problems may impact the Fund’s ability to fair value securities, meet redemptions, and settle the purchase and sale of such securities.

The risk of loss may be increased because Indian issuers are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in the United States. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets.

360 ONE India Select ETF | Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Investing in securities denominated in a foreign currency entails the risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. Currency risk includes both the risk that currencies in which the Fund’s investments are traded, or currencies in which the Fund has taken an active investment position, will decline in value relative to the U.S dollar.

360 ONE India Select ETF | Authorized Participant Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business, reduce their role or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s Shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting.

360 ONE India Select ETF | Cash Transactions Risk
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk. The Fund may effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.

360 ONE India Select ETF | Fluctuation in Net Asset Value
Prospectus [Line Items]
Risk [Text Block]

Fluctuation in Net Asset Value. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the “Exchange”). The Adviser cannot predict whether the Shares will trade below, at, or above their NAV.

360 ONE India Select ETF | Geographic Risk
Prospectus [Line Items]
Risk [Text Block]

Geographic Risk. Investing in India involves geopolitical risks that may materially affect the Fund's performance. Regional tensions with neighboring countries, domestic political transitions including general elections, and associated policy uncertainties may destabilize financial markets and adversely impact the value of the Fund's investments. The Indian Rupee is further subject to volatility driven by geopolitical developments and global risk sentiment, which may reduce USD-equivalent returns independently of underlying portfolio performance. There can be no assurance that these risks will not materially and adversely affect the Fund.

360 ONE India Select ETF | India Tax Risks
Prospectus [Line Items]
Risk [Text Block]

India Tax Risks. Since the Fund is expected to invest in Indian equities, directly or indirectly, it will be subject to applicable taxation laws in India. The potential tax liability in India will vary based on several factors including most significantly capital gains. The taxability of income/gains in India may impact the return of investors in the Fund. Further, any changes in law or interpretation in India may have an impact on the performance of the Fund.

360 ONE India Select ETF | Loss of FPI Registration
Prospectus [Line Items]
Risk [Text Block]

Loss of FPI Registration. Investment by the Fund in India is dependent on the registration of the Fund as an FPI. In the event that this registration is terminated, the Fund might be required to liquidate its positions in Indian securities at an inopportune time or upon disadvantageous terms.

Any investigations of, or actions against, the Fund or any of their shareholders initiated by the SEBI or any other Indian regulatory authority may impose a ban of the investment and trading activities of the Fund.

Additionally, SEBI has issued the SEBI (Foreign Portfolio Investors) Regulations 2019, as may be amended from time to time, and the Master Circular for Foreign Portfolio Investors, Designated Depository Participants and Eligible Foreign Investors, both of which include guidelines on eligibility norms and know your customer (“KYC”) guidelines with respect to FPIs. Failure to comply with the guidelines may lead to a loss of FPI registration for the Fund.

360 ONE India Select ETF | Market Maker Risk
Prospectus [Line Items]
Risk [Text Block]

Market Maker Risk. Decisions by market makers or authorized participants to reduce their role or “step away” from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s NAV, which could result in the Fund’s Shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s Shares are trading on the Exchange, which could result in a decrease in value of the Fund’s Shares.

360 ONE India Select ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.

360 ONE India Select ETF | Non-U.S. Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

360 ONE India Select ETF | Small-, Mid-, and Large-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Small-, Mid-, and Large-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid. With respect to the Fund’s investments in large-capitalization companies, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

360 ONE India Select ETF | Trading Issues Risk
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

360 ONE India Select ETF | Industry Limitation Risk
Prospectus [Line Items]
Risk [Text Block]

Industry Limitation Risk. Under normal circumstances, the strategy utilized by the Adviser with respect to the Fund does not place limitations on the amount of assets that may be invested in a particular industry or group of industries. Because of concentration limitations applicable to the Fund under the Investment Company Act of 1940, the Fund will not be permitted to invest in excess of 25% of its assets in any industry or group of industries (as measured at the time of purchase). The Fund’s returns may be negatively impacted by this limitation.

360 ONE India Select ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Fund’s reliance on quantitative models and the analysis of specific metrics in constructing the Fund’s portfolio could cause the Adviser to be unsuccessful in selecting companies for investment or determining the weighting of particular stocks in the portfolio. The impact of these metrics on a stock’s performance can be difficult to predict. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, the data on which the models rely may be incorrect or incomplete, the models will only be rebalanced periodically on a fixed schedule, or the models may not be implemented as intended by the Adviser.

360 ONE India Select ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.